Financial liabilities on funding arrangements - Sensitivity analysis of financial liabilities on funding arrangements (Details) - GBP (£) £ in Thousands	Apr. 30, 2018	Jan. 31, 2018	Jan. 31, 2017
Financial Liabilities At Amortised Cost [Abstract]
Estimated financial liabilities on funding arrangements	£ 3,231	£ 3,090	£ 5,919
1% lower discount rate	3,500
1% higher discount rate	2,987
10% lower revenue assumptions	2,949
10% higher revenue assumptions	3,516
10% lower probability of success	1,052
10% higher probability of success	£ 5,357